Offerings - Offering: 1	Oct. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 937,367,508	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,450.45
Offering Note

(1)	In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of transaction, estimated solely for the purposes of calculating the filing fee, as of October 10, 2025, was calculated based on the sum of:
	i.	30,117,856 issued and outstanding shares of ODP common stock as of October 10, 2025, multiplied by $28.00 per share;
	ii.	1,783,477 shares of ODP common stock underlying ODP RSU awards as of October 10, 2025, multiplied by $28.00 per share;
	iii.	an estimated maximum amount of 342,290 shares of ODP common stock underlying ODP EPS-vesting PSU awards as of October 10, 2025 (assuming deemed target-level performance), multiplied by $28.00 per share; and
	iv.	an estimated maximum amount of 1,233,788 shares of ODP common stock underlying ODP TSR-vesting PSU awards as of October 10, 2025 (based on estimated actual performance as of October 10, 2025), multiplied by $28.00 per share.

[1]

(1)	In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of transaction, estimated solely for the purposes of calculating the filing fee, as of October 10, 2025, was calculated based on the sum of:
	i.	30,117,856 issued and outstanding shares of ODP common stock as of October 10, 2025, multiplied by $28.00 per share;
	ii.	1,783,477 shares of ODP common stock underlying ODP RSU awards as of October 10, 2025, multiplied by $28.00 per share;
	iii.	an estimated maximum amount of 342,290 shares of ODP common stock underlying ODP EPS-vesting PSU awards as of October 10, 2025 (assuming deemed target-level performance), multiplied by $28.00 per share; and
	iv.	an estimated maximum amount of 1,233,788 shares of ODP common stock underlying ODP TSR-vesting PSU awards as of October 10, 2025 (based on estimated actual performance as of October 10, 2025), multiplied by $28.00 per share.